Finance Income And Costs - Finance Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Income And Costs - Finance Income Table
Finance income from short term deposits	$ 598	$ 237	$ 209
Finance income from loan to parent (Note 21)	0	4,222	8,277
Other finance income	0	168	161
Total finance income	$ 598	$ 4,627	$ 8,647